Comprehensive Income (Loss) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Comprehensive Income (Loss) [Abstract]
Summary of the activity in other comprehensive income (loss), net of the related tax effects

		Unrealized
		Gains on
	Unrealized	Available	Foreign
	Loss on	-for-Sale	Currency
(In millions)	Derivatives	Securities	Translation	Total
Balance as of December 31, 2013	$1	$7	$(1)	$7
Other comprehensive (loss) income before reclassifications:
Pre-tax amount	(2)	2	(2)	(3)
Tax (benefit) provision	(1)	1	—	—
After-tax amount	(2)	1	(2)	(3)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	(2)	—	(2)
Net current period other comprehensive loss	(1)	(2)	(2)	(6)
Spin-off of the TruGreen Business	—	—	(2)	(2)
Balance as of September 30, 2014	$(1)	$5	$(5)	$(1)

Balance as of December 31, 2012	$(2)	$5	$3	$7
Other comprehensive income (loss) before reclassifications:
Pre-tax amount	—	3	(2)	1
Tax provision	—	2	—	1
After-tax amount	—	2	(2)	—
Amounts reclassified from accumulated other comprehensive income (loss)(1)	2	(1)	—	1
Net current period other comprehensive income (loss)	2	1	(2)	1
Balance as of September 30, 2013	$—	$6	$1	$7

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(1)	Amounts are net of tax. See reclassifications out of accumulated other comprehensive income below for further details.

(In millions)	Unrealized Losses on Derivatives	Unrealized Gains on Available-for- Sale Securities	Foreign Currency Translation	Total
Balance as of December 31, 2011	$(14)	$4	$4	$(6)
Other comprehensive loss before reclassifications:
Pre-tax amount	—	(2)	—	(2)
Tax provision (benefit)	—	(1)	—	(1)

After tax amount	—	(1)	—	(1)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	12	2	—	14

Net current period other comprehensive income (loss)	12	1	—	13

Balance as of December 31, 2012	$(2)	$5	$4	$7

Other comprehensive income (loss) before reclassifications
Pre-tax amount	—	5	(4)	1
Tax provision (benefit)	—	2	—	2

After tax amount	—	3	(4)	(1)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	2	(1)	—	1

Net current period other comprehensive income (loss)	2	2	(4)	—

Balance as of December 31, 2013	$—	$7	$—	7

(1)
Amounts are net of tax. See reclassifications out of accumulated other comprehensive income (loss) below for further details.

Schedule of reclassifications out of accumulated other comprehensive income (loss)

	Nine Months Ended September 30,
			Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) Location
(In millions)	2014	2013
(Gains) Losses on derivatives:
Fuel swap contracts	$—	$(2)	Cost of services rendered and products sold
Interest rate swap contracts	—	5	Interest expense
Net losses on derivatives	—	3
Impact of income taxes	—	1	Provision for income taxes
Total reclassifications related to derivatives	$—	$2

Gains on available-for-sale securities	$(4)	$(1)	Interest and net investment income
Impact of income taxes	(2)	—	Provision for income taxes

Total reclassifications related to securities	$(2)	$(1)

Total reclassifications for the period	$(2)	$1

	As of December 31			Consolidated Statements of Operations and Comprehensive (Loss) Income
	2013	2012	2011
(In millions)
(Gains) losses on derivatives:
Fuel swap contracts	$(1)	$(2)	$(10)	Cost of services rendered and products sold
Interest rate swap contracts	5	22	38	Interest expense

Net losses on derivatives	4	20	28
Impact of income taxes	2	8	11	(Benefit) provision for income taxes

Total reclassifications related to derivatives	$2	$12	$17

(Gains) losses on available-for-sale securities	$(2)	$3	$(6)	Interest and net investment income
Impact of income taxes	(1)	1	(2)	(Benefit) provision for income taxes

Total reclassifications related to securities	$(1)	$2	$(4)

Total reclassifications for the period	$1	$14	$13